John Hancock
Floating Rate Income Fund
Quarterly portfolio holdings 11/30/2020

Fund’s investments
As of 11-30-20 (unaudited)
	Rate (%)	Maturity date		Par value^	Value
Term loans (A) 91.1%					$721,902,036
(Cost $724,742,886)
Communication services 13.7%					108,294,301
Diversified telecommunication services 4.6%
Cablevision Lightpath LLC, Term Loan B (B)	TBD	09-15-27		1,042,921	1,036,402
CenturyLink, Inc., 2020 Term Loan B (1 month LIBOR + 2.250%)	2.396	03-15-27		4,570,788	4,464,608
Cincinnati Bell, Inc., 2017 Term Loan (1 month LIBOR + 3.250%)	4.250	10-02-24		2,826,162	2,823,646
Cyxtera DC Holdings, Inc., Incremental Term Loan (B)	TBD	05-01-24		511,379	471,747
Cyxtera DC Holdings, Inc., Term Loan B (3 month LIBOR + 3.000%)	4.000	05-01-24		3,208,999	2,966,335
Eagle Broadband Investments LLC, Term Loan (1 month LIBOR + 3.000%)	3.750	10-08-27		1,131,447	1,123,901
Eircom Finco Sarl, 2019 EUR Term Loan B (1 month EURIBOR + 2.750%)	2.750	05-15-26	EUR	1,800,000	2,142,150
Frontier Communications Corp., 2020 DIP Exit Term Loan (3 month LIBOR + 4.750%)	6.000	10-08-21		1,432,679	1,430,888
Intelsat Jackson Holdings SA, 2017 Term Loan B5 (C)	0.000	01-02-24		3,627,551	3,677,430
Intelsat Jackson Holdings SA, 2020 DIP Term Loan (1 and 3 month LIBOR + 5.500%)	6.244	07-13-22		205,416	209,524
Iridium Satellite LLC, Term Loan (1 month LIBOR + 3.750%)	4.750	11-04-26		1,839,011	1,838,754
Level 3 Financing, Inc., 2019 Term Loan B (1 month LIBOR + 1.750%)	1.896	03-01-27		4,498,066	4,388,808
Radiate Holdco LLC, 2020 Term Loan (1 month LIBOR + 3.500%)	4.250	09-25-26		5,536,623	5,512,428
Telesat LLC, Term Loan B5 (1 month LIBOR + 2.750%)	2.900	12-07-26		1,485,718	1,449,095
Zayo Group Holdings, Inc., USD Term Loan (1 month LIBOR + 3.000%)	3.146	03-09-27		2,583,268	2,535,633
Entertainment 0.7%
Technicolor SA, 2020 EUR Delayed Draw Term Loan B2 (6 month EURIBOR + 6.000% or 6.000% PIK)	6.000	06-30-24	EUR	330,379	419,216
Technicolor SA, 2020 EUR Super Senior Term Loan (6 month EURIBOR + 6.000% or 6.000% PIK)	6.000	06-03-24	EUR	281,804	363,462
Technicolor SA, 2020 EUR Term Loan B1 (3 month EURIBOR + 3.000% or 3.000% PIK)	3.000	12-31-24	EUR	246,926	236,128
Technicolor SA, 2020 PIK USD New Money Term Loan (6 month LIBOR + 6.000% or 6.000% PIK)	6.340	06-03-24		84,942	91,897
Technicolor SA, 2020 USD Term Loan B2 (3 month LIBOR + 2.750% or 3.000% PIK)	2.975	12-31-24		1,777,483	1,424,955
William Morris Endeavor Entertainment LLC, 2018 1st Lien Term Loan (1 month LIBOR + 2.750%)	2.900	05-18-25		2,726,209	2,461,085
William Morris Endeavor Entertainment LLC, 2020 Term Loan B2 (1 month LIBOR + 8.500%)	9.500	05-18-25		607,496	599,398
Interactive media and services 1.9%
Adevinta ASA, USD Term Loan B (B)	TBD	10-23-27		413,497	412,724
Ancestry.com Operations, Inc., 2019 Extended Term Loan B (1 month LIBOR + 4.000%)	4.150	08-27-26		4,407,079	4,394,475
Arches Buyer, Inc., 2020 Term Loan (B)	TBD	11-24-27		1,923,545	1,916,331
MH Sub I LLC, 2017 1st Lien Term Loan (1 month LIBOR + 3.500%)	3.646	09-13-24		5,699,142	5,575,186
MH Sub I LLC, 2020 Incremental Term Loan (1 month LIBOR + 3.750%)	4.750	09-13-24		666,998	659,494
The Knot Worldwide, Inc., 1st Lien Term Loan (2 and 3 month LIBOR + 4.500%)	4.713	12-19-25		2,367,493	2,308,306
Media 6.1%
Alchemy Copyrights LLC, Term Loan B (1 month LIBOR + 3.250%)	4.000	08-16-27		475,956	474,766
Altice Financing SA, 2017 USD Term Loan B (1 month LIBOR + 2.750%)	2.891	07-15-25		4,156,961	3,994,132
Altice France SA, USD Term Loan B12 (1 month LIBOR + 3.688%)	3.828	01-31-26		2,499,745	2,458,225
AppLovin Corp., 2018 Term Loan B (1 month LIBOR + 3.500%)	3.646	08-15-25		1,727,752	1,717,386
AppLovin Corp., 2020 Incremental Term Loan B (1 month LIBOR + 4.000%)	4.146	08-15-25		304,826	303,875
CSC Holdings LLC, 2017 Term Loan B1 (1 month LIBOR + 2.250%)	2.389	07-17-25		2,193,630	2,135,652
CSC Holdings LLC, 2018 Incremental Term Loan (1 month LIBOR + 2.250%)	2.389	01-15-26		1,545,533	1,503,355
2	JOHN HANCOCK FLOATING RATE INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Communication services (continued)
Media (continued)
CSC Holdings LLC, 2019 Term Loan B5 (1 month LIBOR + 2.500%)	2.639	04-15-27		4,547,626	$4,437,165
iHeartCommunications, Inc., 2020 Term Loan (1 month LIBOR + 3.000%)	3.146	05-01-26		387,756	374,669
Lorca Finco PLC, EUR New Money Term Loan B2 (3 month EURIBOR + 4.250%)	4.250	09-17-27	EUR	3,414,279	4,087,427
Mediaocean LLC, Term Loan B (1 month LIBOR + 3.750%)	3.896	08-18-25		1,368,006	1,349,196
National CineMedia LLC, 2018 Term Loan B (1 month LIBOR + 3.000%)	4.000	06-20-25		385,269	295,051
Newco Financing Partnership, 2020 USD Term Loan B1 (2 month LIBOR + 3.500%)	3.673	01-31-29		585,644	579,179
Recorded Books, Inc., 2018 Term Loan B (1 month LIBOR + 4.250%)	4.396	08-29-25		894,031	875,775
Recorded Books, Inc., 2020 Term Loan (1 month LIBOR + 4.250%)	4.750	08-29-25		2,123,395	2,090,228
Research Now Group LLC, 2017 1st Lien Term Loan (3 month LIBOR + 5.500%)	6.500	12-20-24		3,262,456	3,151,761
Sinclair Television Group, Inc., Term Loan B2B (1 month LIBOR + 2.500%)	2.650	09-30-26		1,002,674	979,492
Telenet Financing USD LLC, 2020 USD Term Loan AR (1 month LIBOR + 2.000%)	2.141	04-30-28		3,364,642	3,295,936
Townsquare Media, Inc., 2017 Term Loan B (6 month LIBOR + 3.000%)	4.000	04-01-22		1,611,577	1,571,965
UPC Broadband Holding BV, 2020 EUR Term Loan AU (6 month EURIBOR + 2.500%)	2.500	04-30-29	EUR	663,626	784,221
UPC Financing Partnership, 2020 USD Term Loan AT (1 month LIBOR + 2.250%)	2.391	04-30-28		1,153,790	1,126,387
UPC Financing Partnership, 2020 USD Term Loan B2 (2 month LIBOR + 3.500%)	3.677	01-31-29		585,644	579,179
Virgin Media Bristol LLC, 2020 USD Term Loan Q (B)	TBD	01-31-29		2,804,661	2,780,120
WideOpenWest Finance LLC, 2017 Term Loan B (1 month LIBOR + 3.250%)	4.250	08-18-23		3,414,988	3,365,198
Ziggo Financing Partnership, USD Term Loan I (1 month LIBOR + 2.500%)	2.641	04-30-28		3,753,885	3,670,586
Wireless telecommunication services 0.4%
Matterhorn Telecom SA, 2020 EUR Term Loan B (3 month EURIBOR + 2.875%)	2.875	09-15-26	EUR	546,971	644,436
SBA Senior Finance II LLC, 2018 Term Loan B (1 month LIBOR + 1.750%)	1.900	04-11-25		2,776,835	2,734,933
Consumer discretionary 13.9%					110,048,144
Auto components 0.5%
IXS Holdings, Inc., 2020 Term Loan B (3 month LIBOR + 5.000%)	6.000	03-05-27		1,531,733	1,516,416
Truck Hero, Inc., 1st Lien Term Loan (1 month LIBOR + 3.750%)	3.896	04-22-24		2,756,498	2,688,964
Automobiles 1.5%
BBD Bidco, Ltd., GBP Term Loan B1 (6 month GBP LIBOR + 4.750%)	4.839	11-13-26	GBP	2,103,138	2,744,919
Drive Chassis Holdco LLC, 2019 2nd Lien Term Loan (3 month LIBOR + 8.250%)	8.474	04-10-26		3,303,662	3,248,590
OEConnection LLC, 2019 Term Loan B (1 month LIBOR + 4.000%)	4.146	09-25-26		1,633,040	1,600,379
Thor Industries, Inc., EUR Term Loan B (1 month EURIBOR + 4.000%)	4.000	02-01-26	EUR	748,191	889,133
Thor Industries, Inc., USD Term Loan B (1 month LIBOR + 3.750%)	3.938	02-01-26		530,090	526,114
Wheel Pros, Inc., 1st Lien Term Loan (1 month LIBOR + 4.750%)	4.896	04-04-25		2,808,625	2,752,453
Distributors 0.8%
Northwest Fiber LLC, Term Loan B (1 month LIBOR + 5.500%)	5.638	05-21-27		3,726,669	3,725,103
Polyconcept North America Holdings, Inc., USD 2016 Term Loan B (3 month LIBOR + 4.500%)	5.500	08-16-23		2,966,673	2,714,506
Diversified consumer services 2.5%
Cambium Learning Group, Inc., Term Loan B (3 month LIBOR + 4.500%)	4.720	12-18-25		2,993,951	2,934,072
Midas Intermediate Holdco II LLC, Incremental Term Loan B (3 month LIBOR + 2.750%)	3.750	08-18-21		3,526,888	3,335,308
PCI Gaming Authority, Term Loan (1 month LIBOR + 2.500%)	2.646	05-29-26		1,891,892	1,851,254
Prometric Holdings, Inc., Initial Term Loan (B)	TBD	01-29-25		1,866,871	1,783,646
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK FLOATING RATE INCOME FUND	3

	Rate (%)	Maturity date		Par value^	Value
Consumer discretionary (continued)
Diversified consumer services (continued)
Safe Fleet Holdings LLC, 2018 1st Lien Term Loan (6 month LIBOR + 3.000%)	4.000	02-03-25		1,778,277	$1,684,473
SRS Distribution, Inc., 2018 1st Lien Term Loan (1 month LIBOR + 3.000%)	3.146	05-23-25		3,976,425	3,886,955
Verisure Holding AB, 2020 EUR Term Loan B (6 month EURIBOR + 4.000%)	4.000	07-20-26	EUR	706,977	845,890
Verisure Holding AB, EUR Term Loan B1E (3 month EURIBOR + 2.750%)	2.750	10-20-22	EUR	2,785,890	3,306,535
Hotels, restaurants and leisure 4.9%
Aimbridge Acquisition Company, Inc., 2019 Term Loan B (1 month LIBOR + 3.750%)	3.896	02-02-26		2,851,823	2,677,149
Aristocrat International Pty, Ltd., 2018 1st Lien Term Loan (3 month LIBOR + 1.750%)	1.959	10-19-24		2,380,635	2,320,119
Aristocrat International Pty, Ltd., 2020 Incremental Term Loan B (3 month LIBOR + 3.750%)	4.750	10-19-24		305,085	305,371
Awaze, Ltd., 2018 EUR Term Loan B (B)	TBD	04-30-25	EUR	1,048,387	1,212,014
Awaze, Ltd., Term Loan B (B)	TBD	05-09-25	EUR	349,462	403,830
Caesars Resort Collection LLC, 2017 1st Lien Term Loan B (1 month LIBOR + 2.750%)	2.896	12-23-24		2,074,191	2,004,975
Caesars Resort Collection LLC, 2020 Term Loan B1 (1 month LIBOR + 4.500%)	4.646	07-21-25		652,814	646,182
Carrols Restaurant Group, Inc., Term Loan B (1 and 3 month LIBOR + 3.250%)	3.438	04-30-26		1,815,344	1,725,031
CityCenter Holdings LLC, 2017 Term Loan B (1 month LIBOR + 2.250%)	3.000	04-18-24		2,028,609	1,952,800
Connect Finco SARL, Term Loan B (1 month LIBOR + 4.500%)	5.500	12-11-26		1,333,148	1,329,536
Global Business Travel Holdings, Ltd., 2018 Term Loan B (1 month LIBOR + 2.500%)	2.650	08-13-25		1,472,633	1,378,753
HNVR Holdco, Ltd., EUR Term Loan B (6 month EURIBOR + 4.250%)	4.250	09-12-23	EUR	1,605,335	1,697,102
HNVR Holdco, Ltd., Term Loan C (6 month EURIBOR + 4.500%)	4.500	09-12-25	EUR	2,352,406	2,476,356
Hurtigruten Group AS, 2020 EUR Term Loan C (3 month EURIBOR + 8.000%)	8.000	06-11-23	EUR	1,777,599	1,942,826
IRB Holding Corp., 2020 4th Amendment Incremental Term Loan (B)	TBD	11-18-27		1,429,833	1,418,509
IRB Holding Corp., 2020 Term Loan B (3 month LIBOR + 2.750%)	3.750	02-05-25		1,895,493	1,860,597
Lakeland Tours LLC, 2020 HoldCo Term Loan	13.250	09-25-27		380,491	60,878
Lakeland Tours LLC, 2020 Priority Exit PIK Term Loan (3 month LIBOR + 6.000% or 6.000% PIK)	7.250	09-25-23		167,669	160,962
Lakeland Tours LLC, 2020 Second Out Term Loan (3 month LIBOR + 1.500% or 6.000% PIK)	2.750	09-25-25		300,948	249,787
Lakeland Tours LLC, 2020 Third Out Term Loan (3 month LIBOR + 1.500% or 6.000% PIK)	2.750	09-25-25		377,796	170,008
Motion Finco LLC, Delayed Draw Term Loan B2 (3 month LIBOR + 3.250%)	3.470	11-12-26		102,290	96,335
Motion Finco LLC, USD Term Loan B1 (3 month LIBOR + 3.250%)	3.470	11-12-26		778,292	732,987
Motion Finco Sarl, EUR Term Loan B (3 month EURIBOR + 3.000%)	3.000	11-12-26	EUR	686,801	778,493
New Red Finance, Term Loan B4 (1 month LIBOR + 1.750%)	1.896	11-19-26		3,841,905	3,730,259
Scientific Games International, Inc., 2018 Term Loan B5 (1 month LIBOR + 2.750%)	2.896	08-14-24		3,587,904	3,460,103
Travel Leaders Group LLC, 2018 Term Loan B (1 month LIBOR + 4.000%)	4.146	01-25-24		2,492,079	2,242,871
Wyndham Hotels & Resorts, Inc., Term Loan B (1 month LIBOR + 1.750%)	1.896	05-30-25		1,829,135	1,785,693
Household durables 0.7%
Acproducts, Inc., 2020 Term Loan B (3 month LIBOR + 6.500%)	7.500	08-18-25		3,558,689	3,618,012
LSFX Flavum Bidco SA, 2020 EUR Term Loan (B)	TBD	02-12-27	EUR	1,410,972	1,646,270
Leisure products 1.0%
Abe Investment Holdings, Inc., 2019 EUR Term Loan B (1 month EURIBOR + 5.000%)	5.000	02-19-26	EUR	841,432	977,104
Abe Investment Holdings, Inc., 2019 USD Term Loan B (1 month LIBOR + 4.500%)	4.688	02-19-26		2,472,608	2,382,209
4	JOHN HANCOCK FLOATING RATE INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Consumer discretionary (continued)
Leisure products (continued)
Hayward Industries, Inc., 1st Lien Term Loan (1 month LIBOR + 3.500%)	3.646	08-05-24		2,891,292	$2,832,859
PlayPower, Inc., 2019 Term Loan (1 month LIBOR + 5.500%)	5.720	05-08-26		864,597	804,075
Recess Holdings, Inc. 2017 1st Lien Term Loan (6 month LIBOR + 3.750%)	4.750	09-30-24		1,255,189	1,186,153
Specialty retail 1.8%
Ascena Retail Group, Inc., 2015 Term Loan B (C)	0.000	08-21-22		2,820,365	850,340
Ascena Retail Group, Inc., 2020 DIP New Money Term Loan (1 month LIBOR + 11.750%)	12.750	03-16-21		976,058	1,073,664
CWGS Group LLC, 2016 Term Loan (1 month LIBOR + 2.750%)	3.500	11-08-23		1,673,551	1,642,523
Eyemart Express LLC, 2017 Term Loan B (1 month LIBOR + 3.000%)	4.000	08-04-24		1,267,722	1,245,537
Harbor Freight Tools USA, Inc., 2020 Term Loan B (1 month LIBOR + 3.250%)	4.000	10-19-27		4,082,782	4,050,324
Mavis Tire Express Services Corp., 2018 1st Lien Term Loan (3 month LIBOR + 3.250%)	3.470	03-20-25		4,699,180	4,564,079
Mavis Tire Express Services Corp., 2020 Add On Term Loan B (B)	TBD	03-20-25		917,197	908,603
Textiles, apparel and luxury goods 0.2%
Calceus Acquisition, Inc., Term Loan B (3 month LIBOR + 5.500%)	5.733	02-12-25		1,486,481	1,412,156
Consumer staples 3.0%					23,465,696
Beverages 0.2%
Refresco Holding BV, EUR Term Loan B1 (3 month EURIBOR + 3.250%)	3.250	03-28-25	EUR	1,425,082	1,686,107
Food and staples retailing 0.9%
Casino Guichard Perrachon SA, EUR Term Loan B (3 month EURIBOR + 5.500%)	5.500	01-31-24	EUR	2,874,451	3,387,233
H-Food Holdings LLC, 2018 Term Loan B (1 month LIBOR + 3.688%)	3.833	05-23-25		3,762,898	3,678,233
Food products 1.0%
Cookie Acquisition SASU, EUR Term Loan (6 month EURIBOR + 4.000%)	4.000	02-15-27	EUR	1,563,396	1,836,925
Froneri Lux FinCo SARL, 2020 EUR Term Loan (1 month EURIBOR + 2.625%)	2.625	01-31-27	EUR	1,752,602	2,061,324
Froneri US, Inc., 2020 USD Term Loan (1 month LIBOR + 2.250%)	2.396	01-31-27		619,904	604,505
Upfield BV, 2018 EUR Term Loan B1 (1 and 6 month EURIBOR + 3.500%)	3.500	07-02-25	EUR	3,100,258	3,655,320
Household products 0.4%
KIK Custom Products, Inc., 2015 Term Loan B (1 and 3 month LIBOR + 4.000%)	5.000	05-15-23		1,951,406	1,944,069
Reynolds Consumer Products LLC, Term Loan (1 month LIBOR + 1.750%)	1.896	02-04-27		850,665	839,895
Personal products 0.5%
Coty, Inc., 2018 USD Term Loan B (1 month LIBOR + 2.250%)	2.377	04-07-25		2,052,933	1,928,648
Sunshine Luxembourg VII Sarl, USD Term Loan B1 (3 month LIBOR + 4.250%)	5.250	10-01-26		1,846,077	1,843,437
Energy 0.9%					7,274,261
Energy equipment and services 0.1%
Traverse Midstream Partners LLC, 2017 Term Loan (1 month LIBOR + 5.500%)	6.500	09-27-24		593,941	558,964
Oil, gas and consumable fuels 0.8%
Delek US Holdings, Inc., 2018 Term Loan B (1 month LIBOR + 2.250%)	2.396	03-31-25		2,327,178	2,173,723
Granite Acquisition, Inc., 2020 Term Loan B (3 month LIBOR + 3.750%)	4.750	09-19-22		1,011,102	1,008,584
Lower Cadence Holdings LLC, Term Loan B (1 month LIBOR + 4.000%)	4.146	05-22-26		1,198,394	1,138,978
Lucid Energy Group II Borrower LLC, 2018 1st Lien Term Loan (1 month LIBOR + 3.000%)	4.000	02-17-25		596,760	552,898
Northriver Midstream Finance LP, 2018 Term Loan B (3 month LIBOR + 3.250%)	3.475	10-01-25		1,896,380	1,821,113
Quicksilver Resources, Inc., New 2nd Lien Term Loan (C)(D)	0.000	06-21-21		20,001,303	20,001
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK FLOATING RATE INCOME FUND	5

	Rate (%)	Maturity date		Par value^	Value
Financials 6.6%					$52,465,485
Capital markets 2.0%
AqGen Ascensus, Inc., 2020 Term Loan (3 month LIBOR + 4.000%)	5.000	12-13-26		4,755,858	4,715,433
Azalea Topco, Inc., Term Loan (1 and 3 month LIBOR + 3.500%)	3.714	07-24-26		1,193,312	1,163,777
ION Trading Finance, Ltd., USD Incremental Term Loan B (3 month LIBOR + 4.000%)	5.000	11-21-24		4,750,768	4,678,509
Jane Street Group LLC, 2020 Term Loan (1 and 3 month LIBOR + 3.000%)	3.233	01-31-25		3,828,612	3,798,941
Sequa Mezzanine Holdings LLC, 2020 Extended Term Loan (3 month LIBOR + 5.000%)	7.750	11-28-23		1,695,365	1,640,266
Consumer finance 0.1%
Fiserv Investment Solutions, Inc., 2020 Term Loan B (3 month LIBOR + 4.750%)	4.970	02-18-27		687,103	683,667
Diversified financial services 1.7%
Advisor Group Holdings, Inc., 2019 Term Loan B (1 month LIBOR + 5.000%)	5.146	07-31-26		2,942,944	2,833,408
Citadel Securities LP, 2020 Term Loan B (1 month LIBOR + 2.750%)	2.896	02-27-26		3,975,290	3,957,918
CP Atlas Buyer, Inc., 2020 Delayed Draw Term Loan B2 (3 month LIBOR + 4.500%)	5.250	11-23-27		188,000	187,592
CP Atlas Buyer, Inc., 2020 Term Loan B1 (3 month LIBOR + 4.500%)	5.250	11-23-27		563,999	562,776
Crown Finance US, Inc., 2018 USD Term Loan (6 month LIBOR + 2.500%)	2.769	02-28-25		2,282,455	1,742,996
GT Polaris, Inc., Term Loan B (3 month LIBOR + 4.000%)	5.000	09-24-27		653,022	649,757
Marnix SAS, 2019 EUR Term Loan B (6 month EURIBOR + 3.500%)	3.500	11-19-26	EUR	1,576,303	1,869,952
Nexus Buyer LLC, Term Loan B (1 month LIBOR + 3.750%)	3.900	11-09-26		1,866,612	1,843,279
Insurance 1.7%
Alliant Holdings Intermediate LLC, 2018 Term Loan B (1 month LIBOR + 3.250%)	3.396	05-09-25		1,641,968	1,599,556
Alliant Holdings Intermediate LLC, Term Loan B (3 month LIBOR + 3.250%)	3.393	05-09-25		1,021,915	995,662
Alliant Holdings Intermediate LLC, Term Loan B3 (3 month LIBOR + 3.750%)	4.250	10-08-27		336,460	334,569
Amerilife Holdings LLC, 2020 Term Loan (1 month LIBOR + 4.000%)	4.149	03-18-27		2,074,668	2,022,802
Asurion LLC, 2018 Term Loan B6 (1 month LIBOR + 3.000%)	3.146	11-03-23		3,534,812	3,495,788
Baldwin Risk Partners LLC, Term Loan B (1 month LIBOR + 4.000%)	4.750	10-08-27		1,477,186	1,469,800
Cross Financial Corp., Term Loan (1 month LIBOR + 4.500%)	5.500	09-15-27		644,160	642,549
HUB International, Ltd., 2018 Term Loan B (3 month LIBOR + 2.750%)	2.965	04-25-25		3,136,745	3,058,327
Mortgage real estate investment trusts 1.1%
Apollo Commercial Real Estate Finance, Inc., Term Loan B (1 month LIBOR + 2.750%)	2.900	05-15-26		530,434	503,912
Blackstone Mortgage Trust, Inc., 2020 Term Loan B (1 month LIBOR + 4.750%)	5.750	04-23-26		1,748,903	1,740,158
Claros Mortgage Trust, Inc., Term Loan B (1 month LIBOR + 3.250%)	3.377	08-09-26		3,929,744	3,846,237
Kref Holdings X LLC, Term Loan B (3 month LIBOR + 4.750%)	5.750	08-05-27		1,363,229	1,356,413
Starwood Property Mortgage LLC, 2020 Incremental Term Loan B2 (3 month LIBOR + 3.500%)	4.250	07-26-26		1,076,825	1,071,441
Health care 13.0%					102,817,900
Biotechnology 0.2%
Grifols Worldwide Operations USA, Inc., USD 2019 Term Loan B (1 week LIBOR + 2.000%)	2.095	11-15-27		1,228,913	1,209,116
Health care equipment and supplies 1.5%
ASP Navigate Acquisition Corp., Term Loan (3 month LIBOR + 4.500%)	5.500	10-06-27		718,741	709,757
Auris Luxembourg III Sarl, 2019 USD Term Loan B2 (1 month LIBOR + 3.750%)	3.897	02-27-26		2,461,640	2,331,370
Ortho-Clinical Diagnostics SA, 2018 Term Loan B (1 month LIBOR + 3.250%)	3.390	06-30-25		1,602,550	1,569,297
6	JOHN HANCOCK FLOATING RATE INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Health care (continued)
Health care equipment and supplies (continued)
Ortho-Clinical Diagnostics SA, EUR Term Loan B (3 month EURIBOR + 3.500%)	3.500	06-30-25	EUR	1,375,386	$1,603,207
Solenis International LLC, 2018 1st Lien Term Loan (3 month LIBOR + 4.000%)	4.256	06-26-25		3,539,052	3,490,390
Solenis International LLC, 2018 2nd Lien Term Loan (3 month LIBOR + 8.500%)	8.733	06-26-26		2,100,000	2,037,000
Health care providers and services 5.5%
21st Century Oncology Holdings, Inc., 2020 EUR Term Loan B4 (3 month EURIBOR + 4.750%)	4.750	05-14-27	EUR	1,782,202	2,131,216
21st Century Oncology Holdings, Inc., 2020 USD Term Loan B5 (3 month LIBOR + 5.000%)	6.000	05-14-27		525,066	522,005
Bio Lam LCD SELAS, 2020 EUR Add on Term Loan B (3 month EURIBOR + 4.750%)	4.750	04-25-26	EUR	1,226,561	1,467,976
Da Vinci Purchaser Corp., 2019 Term Loan (3 month LIBOR + 4.000%)	5.000	01-08-27		1,310,764	1,309,125
DaVita, Inc., 2020 Term Loan B (1 month LIBOR + 1.750%)	1.896	08-12-26		1,693,921	1,672,933
Dentalcorp Health Services ULC, 1st Lien Term Loan (1 month LIBOR + 3.750%)	4.750	06-06-25		4,723,880	4,590,053
Ensemble RCM LLC, Term Loan (3 month LIBOR + 3.750%)	3.964	08-03-26		1,669,814	1,660,630
eResearchTechnology, Inc., 2020 1st Lien Term Loan (1 month LIBOR + 4.500%)	5.500	02-04-27		3,231,708	3,226,505
HCA, Inc., Term Loan B12 (1 month LIBOR + 1.750%)	1.896	03-13-25		1,770,247	1,765,450
MED ParentCo LP, 1st Lien Delayed Draw Term Loan (1 month LIBOR + 4.250%)	4.396	08-31-26		207,895	199,255
MED ParentCo LP, 1st Lien Term Loan (1 month LIBOR + 4.250%)	4.396	08-31-26		1,184,881	1,135,638
MPH Acquisition Holdings LLC, 2016 Term Loan B (3 month LIBOR + 2.750%)	3.750	06-07-23		1,764,006	1,737,987
National Mentor Holdings, Inc., 2019 Term Loan B (1 month LIBOR + 4.250%)	4.400	03-09-26		3,564,479	3,531,401
National Mentor Holdings, Inc., 2019 Term Loan C (1 month LIBOR + 4.250%)	4.400	03-09-26		162,707	161,197
Option Care Health, Inc., Term Loan B (1 month LIBOR + 4.250%)	4.396	08-06-26		2,448,872	2,438,660
Pathway Vet Alliance LLC, 2020 Delayed Draw Term Loan (1 month LIBOR + 4.000%)	4.146	03-31-27		62,070	61,191
Pathway Vet Alliance LLC, 2020 Term Loan (1 month LIBOR + 4.000%)	4.146	03-31-27		1,773,288	1,748,160
PetVet Care Centers LLC, 2018 1st Lien Term Loan (1 month LIBOR + 2.750%)	2.896	02-14-25		4,686,696	4,563,670
Precision Medicine Group LLC Term Loan (3 month LIBOR + 3.750%)	4.500	11-18-27		1,322,013	1,310,446
Select Medical Corp., 2017 Term Loan B (3 month LIBOR + 2.500%)	2.780	03-06-25		2,311,885	2,267,820
Team Health Holdings, Inc., 1st Lien Term Loan (1 month LIBOR + 2.750%)	3.750	02-06-24		1,201,354	1,044,806
U.S. Anesthesia Partners, Inc., 2017 Term Loan (6 month LIBOR + 3.000%)	4.000	06-23-24		1,666,091	1,609,560
Upstream Newco, Inc., 2019 Term Loan (1 month LIBOR + 4.500%)	4.646	11-20-26		1,766,352	1,735,441
VetCor Professional Practices LLC, 2018 1st Lien Term Loan (1 month LIBOR + 3.000%)	3.146	07-02-25		2,045,537	1,956,045
Health care technology 1.9%
Athena Health, Inc., 2019 Term Loan B (3 month LIBOR + 4.500%)	4.750	02-11-26		4,790,875	4,754,944
Bioclinica-Synowledge Holdings Corp., 1st Lien Term Loan (1 month LIBOR + 4.250%)	5.250	10-20-23		3,965,381	3,899,278
Change Healthcare Holdings LLC, 2017 Term Loan B (1 and 3 month LIBOR + 2.500%)	3.500	03-01-24		2,169,292	2,147,881
GHX Ultimate Parent Corp., 2017 1st Lien Term Loan (3 month LIBOR + 3.250%)	4.250	06-28-24		2,931,100	2,872,478
Imprivata, Inc., Term Loan (B)	TBD	11-24-27		1,049,553	1,042,993
Life sciences tools and services 1.1%
Cambrex Corp., 2020 Term Loan B (B)	TBD	12-04-26		552,955	552,955
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK FLOATING RATE INCOME FUND	7

	Rate (%)	Maturity date		Par value^	Value
Health care (continued)
Life sciences tools and services (continued)
Maravai Intermediate Holdings LLC, 2020 Term Loan B (3 month LIBOR + 4.250%)	5.250	10-19-27		930,843	$932,006
Packaging Coordinators Midco, Inc., 1st Lien Term Loan (1 month LIBOR + 4.000%)	5.000	06-30-23		3,281,113	3,251,026
Packaging Coordinators Midco, Inc., 2020 Term Loan (B)	TBD	09-25-27		1,241,961	1,230,323
PAREXEL International Corp., Term Loan B (1 month LIBOR + 2.750%)	2.896	09-27-24		1,346,350	1,316,057
Syneos Health, Inc., 2018 Term Loan B (1 month LIBOR + 1.750%)	1.896	08-01-24		1,468,895	1,428,501
Pharmaceuticals 2.8%
AI Sirona Luxembourg Acquisition Sarl, EUR 1st Lien Term Loan B (1 month EURIBOR + 4.000%)	4.000	09-29-25	EUR	1,440,813	1,711,508
Amneal Pharmaceuticals LLC, 2018 Term Loan B (1 month LIBOR + 3.500%)	3.688	05-04-25		4,860,172	4,698,571
Bausch Health Americas, Inc., 2018 Term Loan B (1 month LIBOR + 3.000%)	3.143	06-02-25		6,422,730	6,342,446
Curium Bidco Sarl, 2020 USD 2nd Lien Term Loan (B)	TBD	10-27-28		887,300	882,863
Curium Bidco Sarl, USD Term Loan (B)	TBD	10-28-27		550,785	545,965
Curium Bidco Sarl, USD Term Loan B (6 month LIBOR + 3.750%)	4.822	07-09-26		1,521,130	1,490,707
Elanco Animal Health, Inc., Term Loan B (1 month LIBOR + 1.750%)	1.899	08-01-27		1,184,918	1,165,877
Endo International PLC, 2017 Term Loan B (3 month LIBOR + 4.250%)	5.000	04-29-24		3,561,785	3,450,479
McAfee LLC, 2018 USD Term Loan B (1 month LIBOR + 3.750%)	3.896	09-30-24		2,310,366	2,303,735
Industrials 13.7%					108,533,287
Aerospace and defense 1.7%
Bleriot US Bidco, Inc., Delayed Draw Term Loan (3 month LIBOR + 4.750%)	4.970	10-31-26		155,541	154,374
Bleriot US Bidco, Inc., Term Loan B (3 month LIBOR + 4.750%)	4.970	10-31-26		995,462	987,996
Jazz Acquisition, Inc., 2019 Term Loan (B)	TBD	06-19-26		657,312	603,084
Maxar Technologies, Ltd., Term Loan B (1 month LIBOR + 2.750%)	2.900	10-04-24		1,178,668	1,140,951
Spirit AeroSystems, Inc., 2020 Term Loan B (1 month LIBOR + 5.250%)	6.000	01-30-25		844,210	850,542
Standard Aero, Ltd., 2020 CAD Term Loan B2 (3 month LIBOR + 3.500%)	3.720	04-06-26		1,340,657	1,248,487
The NORDAM Group, Inc., Term Loan B (1 month LIBOR + 5.500%)	5.688	04-09-26		2,043,301	1,624,424
TransDigm, Inc., 2020 Term Loan E (1 month LIBOR + 2.250%)	2.396	05-30-25		947,959	917,748
TransDigm, Inc., 2020 Term Loan F (1 month LIBOR + 2.250%)	2.396	12-09-25		1,886,194	1,826,269
TransDigm, Inc., 2020 Term Loan G (1 month LIBOR + 2.250%)	2.396	08-22-24		1,088,906	1,055,367
WP CPP Holdings LLC, 2018 Term Loan (3 month LIBOR + 3.500%)	4.750	04-30-25		3,299,344	3,039,521
Air freight and logistics 0.4%
MRO Holdings, Inc., 2019 Term Loan B (3 month LIBOR + 5.000%)	5.220	06-04-26		1,248,292	1,048,041
XPO Logistics, Inc., 2018 Term Loan B (1 month LIBOR + 2.000%)	2.146	02-24-25		2,051,577	2,028,496
Airlines 0.2%
Allegiant Travel Company, 2020 Term Loan (3 month LIBOR + 3.000%)	3.214	02-05-24		731,583	703,695
WestJet Airlines, Ltd., Term Loan B (6 month LIBOR + 3.000%)	4.000	12-11-26		1,065,662	998,110
Building products 1.8%
Cornerstone Building Brands, Inc., 2018 Term Loan (1 month LIBOR + 3.750%)	3.880	04-12-25		2,274,622	2,251,875
LEB Holdings USA, Inc., Term Loan B (3 month LIBOR + 4.000%)	4.750	09-25-27		491,537	491,847
LSF10 XL Bidco SCA, EUR Term Loan B3 (3 month EURIBOR + 4.000%)	4.000	10-12-26	EUR	1,500,000	1,770,148
Resideo Funding, Inc., Term Loan B (3 month LIBOR + 2.250%)	2.480	10-24-25		888,880	869,991
The AZEK Company LLC, 2017 Term Loan (3 month LIBOR + 3.750%)	4.750	05-05-24		3,204,221	3,196,210
Wilsonart LLC, 2017 Term Loan B (3 month LIBOR + 3.250%)	4.250	12-19-23		5,878,438	5,817,820
Commercial services and supplies 3.2%
American Builders & Contractors Supply Company, Inc., 2019 Term Loan (1 month LIBOR + 2.000%)	2.146	01-15-27		850,219	832,687
8	JOHN HANCOCK FLOATING RATE INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Industrials (continued)
Commercial services and supplies (continued)
AVSC Holding Corp., 2018 1st Lien Term Loan (1, 3 and 6 month LIBOR + 3.250%)	4.250	03-03-25		2,235,182	$1,970,157
AVSC Holding Corp., Incremental Term Loan B (3 and 6 month LIBOR + 4.500%)	5.500	10-15-26		162,041	147,457
Camelot Finance SA, Term Loan B (1 month LIBOR + 3.000%)	3.146	10-30-26		1,419,864	1,401,406
Comet Bidco, Ltd., 2018 USD Term Loan B (1 and 6 month LIBOR + 5.000%)	6.000	09-30-24		3,962,545	3,172,176
IAA, Inc., Term Loan B (1 month LIBOR + 2.250%)	2.438	06-28-26		919,169	907,680
Illuminate Buyer LLC, Term Loan (1 month LIBOR + 4.000%)	4.146	06-16-27		587,618	586,149
Intrado Corp., 2017 Term Loan (1 and 3 month LIBOR + 4.000%)	5.000	10-10-24		1,539,898	1,462,719
MHI Holdings LLC, Term Loan B (1 month LIBOR + 5.000%)	5.146	09-21-26		2,025,222	2,004,969
Nielsen Finance LLC, 2020 USD Term Loan B5 (1 month LIBOR + 3.750%)	4.750	06-04-25		514,048	514,305
Nielsen Finance LLC, USD Term Loan B4 (1 month LIBOR + 2.000%)	2.127	10-04-23		1,865,598	1,845,786
Revint Intermediate II LLC, 2020 Term Loan B (1 month LIBOR + 5.000%)	5.750	10-15-27		2,097,542	2,071,323
Sterling Midco Holdings, Inc., 1st Lien Term Loan (3 month LIBOR + 3.500%)	4.500	06-19-24		3,406,093	3,181,870
Tempo Acquisition LLC, 2020 Extended Term Loan (1 month LIBOR + 3.250%)	3.750	11-02-26		5,573,547	5,474,839
Construction and engineering 0.5%
Amentum Government Services Holdings LLC, Term Loan B (1 month LIBOR + 3.500%)	3.646	02-01-27		1,069,978	1,047,241
Sabre Industries, Inc., 2019 Term Loan B (1 month LIBOR + 3.250%)	3.393	04-15-26		1,105,327	1,096,573
USIC Holdings, Inc., 2017 Term Loan B (1 month LIBOR + 3.000%)	4.000	12-08-23		2,156,566	2,126,245
Electrical equipment 0.5%
1a Smart Start LLC, 2020 Term Loan (2 month LIBOR + 4.750%)	5.750	08-18-27		711,023	711,023
Array Technologies, Inc., Term Loan B (1 month LIBOR + 4.000%)	5.000	10-08-27		1,530,441	1,518,963
Brookfield WEC Holdings, Inc., 2020 Term Loan (1 month LIBOR + 3.000%)	3.750	08-01-25		1,896,124	1,876,272
Machinery 2.6%
AI Alpine US Bidco, Inc., 2018 USD Term Loan B (3 and 6 month LIBOR + 3.000%)	3.234	10-31-25		879,973	810,676
Alliance Laundry Systems LLC, Term Loan B (3 month LIBOR + 3.500%)	4.250	10-08-27		1,253,036	1,249,378
Crosby US Acquisition Corp., Term Loan B (1 month LIBOR + 4.750%)	4.896	06-26-26		1,569,419	1,516,451
Gardner Denver, Inc., 2020 USD Term Loan B2 (1 month LIBOR + 1.750%)	1.896	03-01-27		820,061	803,660
Granite US Holdings Corp., Term Loan B (3 month LIBOR + 5.250%)	5.470	09-30-26		2,242,515	2,178,043
Ingersoll-Rand Services Company, 2020 USD Spinco Term Loan (1 month LIBOR + 1.750%)	1.896	03-01-27		2,073,401	2,031,933
Pro Mach Group, Inc., 2018 Term Loan B (1 month LIBOR + 2.750%)	2.896	03-07-25		2,960,879	2,875,132
Shape Technologies Group, Inc., Term Loan (1 month LIBOR + 3.000%)	3.146	04-21-25		2,610,426	2,090,951
Star US Bidco LLC, Term Loan B (1 month LIBOR + 4.250%)	5.250	03-17-27		1,707,934	1,652,426
Titan Acquisitionco New Zealand, Ltd., 2020 Term Loan (3 month LIBOR + 4.000%)	4.220	05-01-26		2,738,582	2,676,965
Waterlogic Holdings, Ltd., 2018 EUR Term Loan B (3 and 6 month EURIBOR + 3.750%)	3.750	03-01-25	EUR	2,330,042	2,696,010
Professional services 0.8%
Cast & Crew Payroll LLC, 2019 1st Lien Term Loan (1 month LIBOR + 3.750%)	3.896	02-09-26		2,008,645	1,941,476
STG-Fairway Holdings LLC, Term Loan B (1 month LIBOR + 3.250%)	3.396	01-31-27		1,535,444	1,496,106
Stiphout Finance LLC, 2020 USD Term Loan B (1 month LIBOR + 3.750%)	4.750	10-27-25		2,562,254	2,528,637
Road and rail 0.7%
Genesee & Wyoming, Inc., Term Loan (3 month LIBOR + 2.000%)	2.220	12-30-26		1,283,181	1,272,761
Uber Technologies, Inc., 2018 Term Loan (1 month LIBOR + 4.000%)	5.000	04-04-25		3,921,970	3,912,675
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK FLOATING RATE INCOME FUND	9

	Rate (%)	Maturity date		Par value^	Value
Industrials (continued)
Trading companies and distributors 1.0%
ASP Unifrax Holdings, Inc., EUR Term Loan B (3 month EURIBOR + 3.750%)	3.750	12-12-25	EUR	4,041,487	$4,338,801
ASP Unifrax Holdings, Inc., Term Loan B (3 month LIBOR + 3.750%)	3.970	12-12-25		1,051,363	917,367
GYP Holdings III Corp., 2018 Term Loan B (1 month LIBOR + 2.750%)	2.896	06-01-25		2,673,553	2,646,817
Transportation infrastructure 0.3%
Dynasty Acquisition Company, Inc., 2020 Term Loan B1 (3 month LIBOR + 3.500%)	3.720	04-06-26		2,493,622	2,322,186
Information technology 19.1%					151,714,776
Communications equipment 0.6%
CommScope, Inc., 2019 Term Loan B (1 month LIBOR + 3.250%)	3.396	04-06-26		2,558,863	2,512,496
MLN US Holdco LLC, 2018 1st Lien Term Loan (1 month LIBOR + 4.500%)	4.641	11-30-25		783,802	682,151
Plantronics, Inc., 2018 Term Loan B (1 month LIBOR + 2.500%)	2.646	07-02-25		1,636,634	1,578,075
Electronic equipment, instruments and components 1.9%
C&D Technologies, Inc., Term Loan B (1 month LIBOR + 5.750%)	5.896	12-20-25		2,568,384	2,420,702
Celestica, Inc., 2018 1st Lien Term Loan B (1 month LIBOR + 2.125%)	2.268	06-27-25		1,042,626	1,011,347
Everest Bidco SASU, 2018 EUR Term Loan (3 month EURIBOR + 3.250%)	3.250	07-04-25	EUR	3,174,985	3,649,994
Excelitas Technologies Corp., 2018 Add On Term Loan B (3 month LIBOR + 3.500%)	4.500	12-02-24		836,851	826,390
Excelitas Technologies Corp., USD 2017 1st Lien Term Loan (3 month LIBOR + 3.500%)	4.500	12-02-24		2,874,566	2,835,041
Mirion Technologies, Inc., 2019 Term Loan B (3 month LIBOR + 4.000%)	4.269	03-06-26		2,003,498	1,986,969
Robertshaw US Holding Corp., 2018 1st Lien Term Loan (1 month LIBOR + 3.500%)	4.500	02-28-25		2,201,288	2,058,204
IT services 4.0%
Cardtronics USA, Inc., Term Loan B (1 month LIBOR + 4.000%)	5.000	06-29-27		729,783	728,185
Genuine Financial Holdings LLC, 2018 1st Lien Term Loan (1 month LIBOR + 3.750%)	3.896	07-11-25		1,949,784	1,816,087
Go Daddy Operating Company LLC, 2017 Repriced Term Loan (1 month LIBOR + 1.750%)	1.896	02-15-24		4,107,345	4,042,080
GTT Communications, Inc., 2018 USD Term Loan B (C)	0.000	05-31-25		3,042,688	2,347,160
KBR, Inc., 2020 Term Loan B (1 month LIBOR + 2.750%)	2.896	02-05-27		2,746,663	2,722,629
Masergy Holdings, Inc., 2017 1st Lien Term Loan (3 month LIBOR + 3.250%)	4.250	12-15-23		1,064,983	1,036,367
Milano Acquisition Corp. Term Loan B (3 month LIBOR + 4.000%)	4.750	10-01-27		3,461,137	3,423,653
Presidio Holdings, Inc., 2020 Term Loan B (3 month LIBOR + 3.500%)	3.720	01-22-27		834,091	823,148
TGG TS Acquisition Company, 2018 Term Loan B (1 month LIBOR + 6.500%)	6.643	12-15-25		1,366,130	1,340,515
TNS, Inc., 2013 Term Loan B (1 month LIBOR + 4.000%)	4.150	08-14-22		3,323,446	3,293,336
Travelport Finance Luxembourg Sarl, 2019 Term Loan (3 month LIBOR + 5.000%)	5.220	05-29-26		1,755,818	1,193,324
Travelport Finance Luxembourg Sarl, 2020 Super Priority Term Loan (3 month LIBOR + 1.500% or 6.500% PIK)	2.500	02-28-25		1,999,111	1,928,822
Verscend Holding Corp., 2018 Term Loan B (1 month LIBOR + 4.500%)	4.646	08-27-25		3,304,685	3,289,186
WEX, Inc., Term Loan B3 (1 month LIBOR + 2.250%)	2.396	05-15-26		4,169,233	4,092,102
Semiconductors and semiconductor equipment 0.1%
Allegro MicroSystems, Inc., Term Loan (1 month LIBOR + 4.250%)	4.395	09-30-27		35,901	35,812
Cohu, Inc., 2018 Term Loan B (1 month LIBOR + 3.000%)	3.146	10-01-25		732,171	716,004
Software 11.4%
AQA Acquisition Holding, Inc., 2020 Term Loan (B)	TBD	11-19-27		1,126,232	1,117,785
Avaya, Inc., 2018 Term Loan B (B)	TBD	12-15-24		1,507,159	1,504,521
Avaya, Inc., 2020 Term Loan B (1 month LIBOR + 4.250%)	4.391	12-15-27		179,436	177,006
Barracuda Networks, Inc., 1st Lien Term Loan (3 month LIBOR + 3.750%)	4.500	02-12-25		3,633,201	3,596,869
10	JOHN HANCOCK FLOATING RATE INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Information technology (continued)
Software (continued)
Barracuda Networks, Inc., 2020 2nd Lien Term Loan (3 month LIBOR + 6.750%)	7.500	10-30-28		968,264	$973,105
Boxer Parent Company, Inc., 2018 USD Term Loan B (1 month LIBOR + 4.250%)	4.396	10-02-25		4,243,416	4,191,179
Buzz Finco LLC, 2020 Term Loan B (1 month LIBOR + 3.250%)	3.750	01-29-27		934,007	930,505
BY Crown Parent LLC, Term Loan B1 (1 month LIBOR + 3.000%)	4.000	02-02-26		3,387,764	3,353,887
Castle US Holding Corp., USD Term Loan B (3 month LIBOR + 3.750%)	3.970	01-29-27		2,013,831	1,941,152
Cornerstone OnDemand, Inc., Term Loan B (1 month LIBOR + 4.250%)	4.396	04-22-27		2,063,929	2,061,349
Dcert Buyer, Inc., 2019 Term Loan B (1 month LIBOR + 4.000%)	4.146	10-16-26		2,128,118	2,109,050
Dedalus Finance GmbH, EUR Term Loan B (6 month EURIBOR + 4.500%)	4.500	05-04-27	EUR	2,617,085	3,126,661
DiscoverOrg LLC, 2019 1st Lien Term Loan (1 month LIBOR + 3.750%)	3.896	02-02-26		2,610,522	2,571,364
Epicor Software Corp., 2020 2nd Lien Term Loan (1 month LIBOR + 7.750%)	8.750	07-31-28		763,420	783,941
Epicor Software Corp., 2020 Term Loan (1 month LIBOR + 4.250%)	5.250	07-30-27		2,275,067	2,276,500
Greeneden US Holdings II LLC, 2018 USD Term Loan B (1 month LIBOR + 3.250%)	3.398	12-01-23		3,691,824	3,683,702
Greeneden US Holdings II LLC, 2020 USD Term Loan B (B)	TBD	10-08-27		2,890,803	2,878,748
Ivanti Software, Inc., 2020 Term Loan B (B)	TBD	11-20-27		907,715	897,884
Ivanti Software, Inc., Delayed Draw Term Loan B1 (B)	TBD	11-22-27		519,415	513,789
Ivanti Software, Inc., Delayed Draw Term Loan B2 (B)	TBD	11-22-27		347,957	344,189
MA FinanceCo LLC, 2020 USD Term Loan B (3 month LIBOR + 4.250%)	5.250	06-05-25		2,249,966	2,246,208
MA FinanceCo LLC, USD Term Loan B3 (1 month LIBOR + 2.500%)	2.646	06-21-24		495,297	481,057
Mavenir Systems, Inc., 2018 Term Loan B (3 month LIBOR + 6.000%)	7.000	05-08-25		1,838,906	1,825,115
Mitchell International, Inc., 2020 Add-On Term Loan (1 month LIBOR + 4.250%)	4.750	11-29-24		2,179,283	2,143,194
Monotype Imaging Holdings, Inc., Term Loan (3 month LIBOR + 5.500%)	6.500	10-09-26		1,658,624	1,559,107
nThrive, Inc., 2016 1st Lien Term Loan (1 month LIBOR + 4.500%)	5.500	10-20-22		2,687,537	2,665,150
Project Alpha Intermediate Holding, Inc., 2017 Term Loan B (3 month LIBOR + 3.500%)	4.500	04-26-24		2,991,254	2,931,429
Project Boost Purchaser LLC, 2019 Term Loan B (1 month LIBOR + 3.500%)	3.646	06-01-26		2,565,663	2,493,517
Quest Software US Holdings, Inc., 2018 1st Lien Term Loan (3 month LIBOR + 4.250%)	4.464	05-16-25		2,386,899	2,305,338
Rackspace Technology Global, Inc., 2017 Incremental 1st Lien Term Loan (2 and 3 month LIBOR + 3.000%)	4.000	11-03-23		1,998,676	1,984,625
Salient CRGT, Inc., 2017 Term Loan (3 month LIBOR + 6.500%)	7.500	02-28-22		2,909,696	2,778,759
Seattle SpinCo, Inc., USD Term Loan B3 (1 month LIBOR + 2.500%)	2.646	06-21-24		3,344,863	3,248,698
SolarWinds Holdings, Inc., 2018 Term Loan B (1 month LIBOR + 2.750%)	2.896	02-05-24		4,437,769	4,375,729
Sophia LP, 2020 1st Lien Term Loan (3 month LIBOR + 3.750%)	4.500	10-07-27		1,943,908	1,929,328
SS&C Technologies, Inc., 2018 Term Loan B3 (1 month LIBOR + 1.750%)	1.896	04-16-25		1,040,214	1,022,405
SS&C Technologies, Inc., 2018 Term Loan B4 (1 month LIBOR + 1.750%)	1.896	04-16-25		787,825	774,338
SS&C Technologies, Inc., 2018 Term Loan B5 (1 month LIBOR + 1.750%)	1.896	04-16-25		3,192,594	3,146,493
Surf Holdings LLC, USD Term Loan (3 month LIBOR + 3.500%)	3.750	03-05-27		1,969,132	1,924,118
Symplr Software, Inc., ABCS Unitranche Term Loan (B)	TBD	11-28-25		2,173,440	2,129,971
The Ultimate Software Group, Inc., 2020 Incremental Term Loan B (3 month LIBOR + 4.000%)	4.750	05-04-26		2,033,110	2,035,428
The Ultimate Software Group, Inc., Term Loan B (1 month LIBOR + 3.750%)	3.896	05-04-26		1,672,112	1,660,825
Upland Software, Inc., 2019 Term Loan (1 month LIBOR + 3.750%)	3.896	08-06-26		2,207,714	2,185,637
VS Buyer LLC, Term Loan B (1 month LIBOR + 3.250%)	3.396	02-28-27		1,200,185	1,183,682
Weld North Education LLC, Term Loan B (1 month LIBOR + 4.250%)	4.396	02-15-25		2,690,323	2,669,069
Technology hardware, storage and peripherals 1.1%
Dell International LLC, 2019 Term Loan B (1 month LIBOR + 2.000%)	2.750	09-19-25		3,556,152	3,547,866
Electronics For Imaging, Inc., Term Loan (1 month LIBOR + 5.000%)	5.146	07-23-26		3,128,638	2,655,432
HCP Acquisition LLC, 2017 Term Loan B (1 month LIBOR + 3.000%)	4.000	05-16-24		2,414,744	2,389,293
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK FLOATING RATE INCOME FUND	11

	Rate (%)	Maturity date		Par value^	Value
Materials 6.5%					$51,664,403
Chemicals 2.5%
Ascend Performance Materials Operations LLC, 2019 Term Loan B (3 month LIBOR + 5.250%)	6.250	08-27-26		3,650,619	3,648,355
Innophos Holdings, Inc., 2020 Term Loan B (1 month LIBOR + 3.500%)	3.646	02-07-27		997,480	988,752
Jadex, Inc., Term Loan (3 month LIBOR + 6.000%)	6.143	05-01-26		2,334,394	2,299,378
Nouryon USA LLC, 2018 USD Term Loan B (1 month LIBOR + 3.000%)	3.141	10-01-25		5,036,383	4,934,397
Plaskolite PPC Intermediate II LLC, 1st Lien Term Loan (2 month LIBOR + 4.250%)	5.250	12-15-25		2,140,534	2,116,453
Rohm Holding GmbH, USD Term Loan B (6 month LIBOR + 5.000%)	5.316	07-31-26		1,405,060	1,351,049
Root Bidco Sarl, EUR Term Loan B (3 month EURIBOR + 4.500%)	4.500	08-13-27	EUR	2,248,062	2,682,728
SCIH Salt Holdings, Inc., Term Loan B (3 month LIBOR + 4.500%)	5.500	03-16-27		885,060	881,467
Univar Solutions USA, Inc., 2019 USD Term Loan B5 (1 month LIBOR + 2.000%)	2.146	07-01-26		827,340	809,610
Construction materials 0.3%
Potters Borrower LP, Term Loan B (B)	TBD	11-19-27		794,004	790,034
Quikrete Holdings, Inc., 2016 1st Lien Term Loan (1 month LIBOR + 2.500%)	2.646	02-01-27		2,049,598	2,018,854
Containers and packaging 3.5%
Berry Global, Inc., 2019 Term Loan Y (1 month LIBOR + 2.000%)	2.128	07-01-26		2,263,910	2,221,982
Charter NEX US, Inc., 2020 Term Loan (B)	TBD	11-24-27		814,248	812,213
Graham Packaging Company, Inc., Term Loan (1 month LIBOR + 3.750%)	4.500	08-04-27		2,360,465	2,356,641
LABL, Inc., 2019 EUR Term Loan (1 month EURIBOR + 5.000%)	5.000	07-01-26	EUR	1,723,600	2,066,278
LTI Holdings, Inc., 2018 Add On 1st Lien Term Loan (1 month LIBOR + 3.500%)	3.646	09-06-25		4,534,792	4,286,014
LTI Holdings, Inc., 2019 Term Loan (1 month LIBOR + 4.750%)	4.896	07-24-26		493,433	469,171
Mauser Packaging Solutions Holding Company, 2017 Term Loan B (2 and 3 month LIBOR + 3.250%)	3.480	04-03-24		4,543,270	4,319,877
NPC International, Inc., 1st Lien Term Loan (C)	0.000	04-19-24		1,731,271	1,623,603
NPC International, Inc., 2020 Incremental Priority Term Loan (1 month LIBOR + 1.500%)	3.000	01-21-21		144,340	142,897
Plaze, Inc., 2019 Term Loan B (1 month LIBOR + 3.500%)	3.646	08-03-26		3,637,314	3,539,580
Proampac PG Borrower LLC, 2020 Term Loan (1 and 3 month LIBOR + 4.000%)	5.000	11-03-25		3,004,315	2,968,653
Reynolds Group Holdings, Inc., USD 2017 Term Loan B1 (1 month LIBOR + 2.750%)	2.896	02-05-23		548,667	541,293
Trident TPI Holdings, Inc., 2017 USD Term Loan B1 (3 month LIBOR + 3.000%)	4.000	10-17-24		2,268,419	2,220,623
Metals and mining 0.2%
WireCo WorldGroup, Inc., 1st Lien Term Loan (3 month LIBOR + 5.000%)	6.000	09-30-23		1,742,592	1,574,501
Real estate 0.7%					5,623,783
Equity real estate investment trusts 0.7%
Iron Mountain, Inc., 2018 Term Loan B (1 month LIBOR + 1.750%)	1.896	01-02-26		1,618,401	1,579,284

VICI Properties 1 LLC, Replacement Term Loan B (1 month LIBOR + 1.750%)	1.896	12-20-24		4,154,511	4,044,499
Corporate bonds 10.3%					$81,265,160
(Cost $83,830,305)
Communication services 2.6%					20,694,101
Diversified telecommunication services 0.8%
Cablevision Lightpath LLC (E)	3.875	09-15-27		662,000	669,348
Cablevision Lightpath LLC (E)	5.625	09-15-28		430,000	450,834
Frontier Communications Corp. (E)	5.000	05-01-28		1,121,000	1,137,815
Frontier Communications Corp. (E)	6.750	05-01-29		1,190,000	1,231,650
Radiate Holdco LLC (E)	6.500	09-15-28		1,024,000	1,087,898
Zayo Group Holdings, Inc. (E)	4.000	03-01-27		920,000	915,299
12	JOHN HANCOCK FLOATING RATE INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Communication services (continued)
Diversified telecommunication services (continued)
Zayo Group Holdings, Inc. (E)	6.125	03-01-28		836,000	$884,070
Entertainment 0.1%
Cinemark USA, Inc. (E)	8.750	05-01-25		961,000	1,034,084
Media 1.5%
Getty Images, Inc. (E)	9.750	03-01-27		1,065,000	1,112,925
iHeartCommunications, Inc.	6.375	05-01-26		772,000	817,355
MDC Partners, Inc. (E)	6.500	05-01-24		875,000	861,875
National CineMedia LLC (E)	5.875	04-15-28		1,934,000	1,510,938
Sinclair Television Group, Inc. (E)	4.125	12-01-30		687,000	687,859
Sinclair Television Group, Inc. (E)	5.125	02-15-27		890,000	874,425
United Group BV (E)	3.625	02-15-28	EUR	1,680,000	1,959,852
United Group BV (Greater of 3 month EURIBOR + 3.250% or 3.250%) (E)(F)	3.250	02-15-26	EUR	734,000	852,788
WMG Acquisition Corp. (E)	3.000	02-15-31		2,095,000	2,038,707
Ziggo Bond Company BV (E)	6.000	01-15-27		1,300,000	1,368,250
Wireless telecommunication services 0.2%
Matterhorn Telecom SA	3.125	09-15-26	EUR	846,000	1,001,704
Sprint Communications, Inc.	11.500	11-15-21		180,000	196,425
Consumer discretionary 2.4%					18,967,547
Auto components 0.0%
TPro Acquisition Corp. (E)	11.000	10-15-24		131,000	132,310
Diversified consumer services 0.1%
Midas Intermediate Holdco II LLC (E)	7.875	10-01-22		1,250,000	1,062,500
Hotels, restaurants and leisure 0.7%
Caesars Entertainment, Inc. (E)	6.250	07-01-25		1,164,000	1,241,394
Connect Finco SARL (E)	6.750	10-01-26		606,000	627,998
Scientific Games International, Inc. (E)	5.000	10-15-25		913,000	939,249
Stonegate Pub Company Financing PLC (E)	8.250	07-31-25	GBP	1,985,000	2,709,016
Specialty retail 1.1%
Burlington Coat Factory Warehouse Corp. (E)	6.250	04-15-25		946,000	1,005,125
F-Brasile SpA (E)	7.375	08-15-26		3,542,000	3,240,930
Maxeda DIY Holding BV (E)	5.875	10-01-26	EUR	785,000	969,367
Specialty Building Products Holdings LLC (E)	6.375	09-30-26		3,422,000	3,555,458
Textiles, apparel and luxury goods 0.5%
The William Carter Company (E)	5.500	05-15-25		744,000	788,640
Wolverine Escrow LLC (E)	9.000	11-15-26		3,209,000	2,695,560
Consumer staples 0.3%					2,419,687
Food and staples retailing 0.2%
US Foods, Inc. (E)	6.250	04-15-25		1,214,000	1,291,144
Personal products 0.1%
Sally Holdings LLC (E)	8.750	04-30-25		1,019,000	1,128,543
Financials 1.0%					8,107,702
Capital markets 0.2%
AG Issuer LLC (E)	6.250	03-01-28		1,938,000	1,947,690
Consumer finance 0.3%
Encore Capital Group, Inc. (E)	4.875	10-15-25	EUR	937,000	1,146,919
Encore Capital Group, Inc. (E)	5.375	02-15-26	GBP	723,000	972,465
Diversified financial services 0.3%
Advisor Group Holdings, Inc. (E)	10.750	08-01-27		550,000	593,313
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK FLOATING RATE INCOME FUND	13

	Rate (%)	Maturity date		Par value^	Value
Financials (continued)
Diversified financial services (continued)
Garfunkelux Holdco 3 SA (E)	6.750	11-01-25	EUR	1,645,000	$2,017,674
Insurance 0.1%
Alliant Holdings Intermediate LLC (E)	4.250	10-15-27		452,000	458,780
Thrifts and mortgage finance 0.1%
Ladder Capital Finance Holdings LLLP (E)	4.250	02-01-27		1,051,000	970,861
Health care 0.8%					6,204,630
Health care providers and services 0.4%
Jaguar Holding Company II (E)	5.000	06-15-28		506,000	540,489
MEDNAX, Inc. (E)	6.250	01-15-27		778,000	833,401
Select Medical Corp. (E)	6.250	08-15-26		1,285,000	1,371,738
Pharmaceuticals 0.4%
Cheplapharm Arzneimittel GmbH (E)	5.500	01-15-28		1,084,000	1,120,802
Par Pharmaceutical, Inc. (E)	7.500	04-01-27		2,165,000	2,338,200
Industrials 1.4%					11,470,837
Aerospace and defense 0.5%
Spirit AeroSystems, Inc. (E)	5.500	01-15-25		335,000	355,938
Spirit AeroSystems, Inc. (E)	7.500	04-15-25		1,987,000	2,133,521
SSL Robotics LLC (E)	9.750	12-31-23		1,176,000	1,328,880
TransDigm, Inc. (E)	6.250	03-15-26		202,000	214,120
TransDigm, Inc. (E)	8.000	12-15-25		262,000	286,235
Building products 0.1%
Resideo Funding, Inc. (E)	6.125	11-01-26		1,170,000	1,216,800
Commercial services and supplies 0.2%
VistaJet Malta Finance PLC (E)	10.500	06-01-24		1,472,000	1,479,360
Construction and engineering 0.2%
Novafives SAS (Greater of 3 month EURIBOR + 4.500% or 4.500%) (F)	4.500	06-15-25	EUR	1,332,000	1,372,821
Machinery 0.2%
SRM Escrow Issuer LLC (E)	6.000	11-01-28		1,356,000	1,401,765
Marine 0.1%
Naviera Armas SA (Greater of 3 month EURIBOR + 4.250% or 4.250%) (F)	4.250	11-15-24	EUR	1,811,000	950,511
Professional services 0.1%
La Financiere Atalian SASU	4.000	05-15-24	EUR	428,000	475,006
La Financiere Atalian SASU	5.125	05-15-25	EUR	100,000	111,183
La Financiere Atalian SASU	6.625	05-15-25	GBP	117,000	144,697
Information technology 0.8%					6,024,086
Communications equipment 0.2%
Plantronics, Inc. (E)	5.500	05-31-23		1,281,000	1,284,203
IT services 0.1%
IPD 3 BV (E)	5.500	12-01-25	EUR	651,000	796,202
Presidio Holdings, Inc. (E)	4.875	02-01-27		337,000	355,114
Software 0.5%
Avaya, Inc. (E)	6.125	09-15-28		1,727,000	1,821,985
BY Crown Parent LLC (E)	4.250	01-31-26		401,000	412,028
Castle US Holding Corp. (E)	9.500	02-15-28		1,197,000	1,137,150
Rackspace Technology Global, Inc. (E)	5.375	12-01-28		208,000	217,404
14	JOHN HANCOCK FLOATING RATE INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Materials 0.9%				$6,957,570
Chemicals 0.3%
Venator Finance Sarl (E)	9.500	07-01-25	2,341,000	2,563,395
Containers and packaging 0.6%
Intelligent Packaging, Ltd. (E)	6.000	09-15-28	1,460,000	1,551,944
LABL Escrow Issuer LLC (E)	6.750	07-15-26	1,591,000	1,698,393
LABL Escrow Issuer LLC (E)	10.500	07-15-27	1,025,000	1,136,469
Metals and mining 0.0%
Midwest Vanadium Pty, Ltd. (C)(E)	11.500	02-15-18	5,668,325	7,369
Real estate 0.1%				419,000
Equity real estate investment trusts 0.1%
XHR LP (E)	6.375	08-15-25	400,000	419,000

	Shares	Value
Common stocks 0.5%		$4,035,678
(Cost $16,134,531)
Communication services 0.1%		1,106,274
Entertainment 0.1%
Technicolor SA (G)	560,940	1,106,274
Consumer discretionary 0.0%		169,909
Specialty retail 0.0%
Party City Holdco, Inc. (G)	37,098	169,909
Energy 0.4%		2,759,495
Energy equipment and services 0.0%
Hercules Offshore, Inc. (D)(G)	196,736	125,065
Oil, gas and consumable fuels 0.4%
Murray Energy Corp. (G)	12,315	63,632
Ultra Petroleum Corp. (D)(G)	37,155	427,283
Ultra Resources, Inc. (G)	103,928	2,143,515

	Yield (%)	Shares	Value
Short-term investments 3.6%			$28,714,088
(Cost $28,714,088)
Short-term funds 3.6%			28,714,088
State Street Institutional U.S. Government Money Market Fund, Premier Class	0.0153(H)	28,714,088	28,714,088
Total investments (Cost $853,421,810) 105.5%			$835,916,962
Other assets and liabilities, net (5.5%)			(43,390,367)
Total net assets 100.0%			$792,526,595

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Currency Abbreviations
EUR	Euro
GBP	Pound Sterling
Security Abbreviations and Legend
EURIBOR	Euro Interbank Offered Rate
LIBOR	London Interbank Offered Rate
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
(A)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(B)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK FLOATING RATE INCOME FUND	15

(C)	Non-income producing - Issuer is in default.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(E)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(F)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(G)	Non-income producing security.
(H)	The rate shown is the annualized seven-day yield as of 11-30-20.
The fund had the following country composition as a percentage of net assets on 11-30-20:
United States	81.4%
Luxembourg	5.0%
United Kingdom	2.7%
France	2.5%
Canada	2.0%
Netherlands	1.6%
Ireland	1.0%
Other countries	3.8%
TOTAL	100.0%
16	JOHN HANCOCK FLOATING RATE INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

DERIVATIVES
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
USD	77,021,173	EUR	64,735,000	CITI	12/16/2020	—	$(230,857)
USD	6,055,088	GBP	4,660,000	CITI	12/16/2020	—	(158,625)
						—	$(389,482)

Derivatives Currency Abbreviations
EUR	Euro
GBP	Pound Sterling
USD	U.S. Dollar

Derivatives Abbreviations
CITI	Citibank, N.A.
OTC	Over-the-counter
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK FLOATING RATE INCOME FUND	17

Notes to Fund's investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund's investments as of November 30, 2020, by major security category or type:
	Total value at 11-30-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Term loans	$721,902,036	—	$721,882,035	$20,001
Corporate bonds	81,265,160	—	81,265,160	—
Common stocks	4,035,678	$169,909	3,313,421	552,348
Short-term investments	28,714,088	28,714,088	—	—
Total investments in securities	$835,916,962	$28,883,997	$806,460,616	$572,349
Derivatives:
Liabilities
Forward foreign currency contracts	$(389,482)	—	$(389,482)	—
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund's fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
18	|

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	—	—	$3,518,414	$(3,518,371)	$(43)	—	$433	—	—
For additional information on the fund's significant accounting policies and risks, please refer to the fund's most recent semiannual or annual shareholder report and prospectus.
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